FINANCIAL INSTRUMENTS - Disclosure of detailed information about aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 22,052	$ 9,472
Allowance for doubtful accounts	(188)	(154)	$ (91)
Accounts receivable	21,864	9,318
Current [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	8,411	7,992
Past due 31-60 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	1,051	475
Past due 61-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	352	108
Past due 91-120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	41	228
Past due over 120 days [Member]
Disclosure of detailed information about financial instruments [line items]
Trade accounts receivable	$ 12,197	$ 669